Income taxes - Summary of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Deferred Tax Assets
Tax losses	$ 197,138	$ 218,615
Other deductible temporary differences	88,388	86,864
Total unrecognized deferred tax assets	$ 285,526	$ 305,479